EQUITY (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	9 Months Ended
	Jul. 09, 2021	Apr. 02, 2021	Apr. 21, 2021	Nov. 30, 2018	Mar. 31, 2021	Sep. 30, 2021	Aug. 23, 2021	Mar. 26, 2021	Mar. 25, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares par value						$ 0.00001				$ 0.00001	$ 0.00001
Commitment shares for issuance						116,667		116,667	116,667
Common stock, shares authorized						945,000,000				950,000,000	950,000,000
Common stock, shares outstanding						12,662,134				12,508,011	12,508,011
Common stock, shares issued						12,662,134				12,508,011	12,508,011
Common stock, shares issuance										12,508,011
Common stock, shares outstanding										12,508,011
Preferred Stock Shares Authorized						5,000,000				5,000,000
Preferred stock, shares issued						310,000				0
Perferred stock, shares outstanding						310,000				0
Common stock conversion shars			37,456
Conversion of warrant shares		310,000	40,000
Warrants issued			$ 37,456		$ 969,849
Mr. Glass [Member]
Stock issued during the period, shares				12,000,000
Stock issued during the period, aggregate price				$ 120
Capitalization [Member]
Common stock, shares authorized						950,000,000				945,000,000
Preferred Stock Shares Authorized						5,000,000
Burdell Partners, LLC [Member]
Common stock, shares issued							20,000			12,508,011	12,508,011
Purchase of aggregate common stock	$ 6,500,000
Warrants issued	$ 50,000
Issuance of common stock	50,000
Purchase of shares	100,000
Maximum purchase amount	$ 500,000
Series A Preferred Stock [Member]
Common stock, shares par value						$ 0.00001				$ 0.00001
Preferred Stock Shares Authorized						10,000				10,000
Preferred stock, shares issued						10,000				0
Perferred stock, shares outstanding						10,000				0
Series B Preferred Stock [Member]
Common stock, shares par value						$ 0.00001				$ 0.00001
Preferred Stock Shares Authorized						800				800
Preferred stock, shares issued						800				0
Perferred stock, shares outstanding						800				0
Conversion rate						10.00%
Series C Preferred Stock [Member]
Common stock, shares par value						$ 0.00001				$ 0.00001
Preferred Stock Shares Authorized						3,000,000				3,000,000
Preferred stock, shares issued						310,000				0
Perferred stock, shares outstanding						310,000				0
Series A Convertible Preferred Stock [Member]
Preferred Stock Shares Authorized						10,000
Common stock conversion shars						50
Voting description						the Company and each share entitles holder to vote such number of votes equal to 0.0051% of the total number of votes entitled to be cast. For clarification purposes
Gross proceeds						$ 10,000,000
Price per share						$ 100